FINANCIAL ASSETS AT AMORTISED COST - Schedule Loans and Advances to Banks, Customers , Reverse Repurchase Agreements and of Debt Securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	£ 6,247
Exchange and other adjustments	39	£ (17)	£ 12
Impact of transfers between stages	(67)	1,469	604
Other changes in credit quality	(447)	2,327	798
Additions and repayments	818	(197)	116
Methodology and model changes	(42)	152	14
Ending balance allowance for expected credit losses	4,042	6,247
Net carrying amount, loans and advances to banks and reverse repurchase agreements	10,533	10,746	9,775
Net carrying amount, loans and advances to customers and reverse repurchase agreements	499,788	498,843
Net carrying amount debt securities	6,835	5,405
Total financial assets at amortised cost	517,156	514,994
Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	6	2
Exchange and other adjustments	0	(1)
Additions and repayments	0	0
Other changes in credit quality	(5)
Credit to the income statement	(5)
Charge to the income statement		5
Ending balance allowance for expected credit losses	1	6	2
Loans and advances to banks and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	6	2
Exchange and other adjustments	0	(1)
Additions and repayments	0	0
Other changes in credit quality	(5)
Credit to the income statement	(5)
Charge to the income statement		5
Ending balance allowance for expected credit losses	1	6	2
Loans and advances to banks and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Other changes in credit quality	0
Credit to the income statement	0
Charge to the income statement		0
Ending balance allowance for expected credit losses	0	0	0
Loans and advances to banks and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Other changes in credit quality	0
Credit to the income statement	0
Charge to the income statement		0
Ending balance allowance for expected credit losses	0	0	0
Loans and advances to banks and reverse repurchase agreements | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Other changes in credit quality
Credit to the income statement	0
Charge to the income statement		0
Ending balance allowance for expected credit losses	0	0	0
Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	5,760	3,259
Exchange and other adjustments	111	27
Impact of transfers between stages	(12)	1,367
Other changes in credit quality	(309)	2,204
Additions and repayments	(753)	127
Methodology and model changes	(42)	152
Credit to the income statement	(1,116)
Charge to the income statement		3,850
Advances written off	(1,095)	(1,626)
Recoveries of advances written off in previous years	160	250
Ending balance allowance for expected credit losses	3,820	5,760	3,259
Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1,372	675
Exchange and other adjustments	(3)	0
Impact of transfers between stages	75	(166)
Other changes in credit quality	(245)	857
Additions and repayments	(221)	50
Methodology and model changes	(63)	(44)
Credit to the income statement	(454)
Charge to the income statement		697
Ending balance allowance for expected credit losses	915	1,372	675
Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	2,145	995
Exchange and other adjustments	(6)	(1)
Impact of transfers between stages	(423)	852
Other changes in credit quality	(271)	(16)
Additions and repayments	(346)	145
Methodology and model changes	15	170
Credit to the income statement	(1,025)
Charge to the income statement		1,151
Ending balance allowance for expected credit losses	1,114	2,145	995
Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1,982	1,447
Exchange and other adjustments	(1)	7
Impact of transfers between stages	336	681
Other changes in credit quality	255	1,196
Additions and repayments	(99)	(38)
Methodology and model changes	6	26
Charge to the income statement	498	1,865
Advances written off	(1,058)	(1,587)
Recoveries of advances written off in previous years	160	250
Ending balance allowance for expected credit losses	1,581	1,982	1,447
Loans and advances to customers and reverse repurchase agreements | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	261	142
Exchange and other adjustments	121	21
Other changes in credit quality	(48)	167
Additions and repayments	(87)	(30)
Methodology and model changes	0	0
Credit to the income statement	(135)
Charge to the income statement		137
Advances written off	(37)	(39)
Recoveries of advances written off in previous years	0	0
Ending balance allowance for expected credit losses	210	261	142
Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	3	3
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Credit to the income statement	0
Advances written off		(1)
Ending balance allowance for expected credit losses	3	3	3
Debt securities | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Credit to the income statement	0
Ending balance allowance for expected credit losses	1	1	0
Debt securities | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Charge to the income statement	0
Ending balance allowance for expected credit losses	0	0	0
Debt securities | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	2	3
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Credit to the income statement	0
Advances written off		(1)
Ending balance allowance for expected credit losses	2	2	3
Debt securities | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Credit to the income statement	0
Advances written off		0
Ending balance allowance for expected credit losses	0	0	0
Residual value and voluntary terminations
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	192
Ending balance allowance for expected credit losses	95	192
Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	10,752	9,777
Beginning balance allowance for expected credit losses	6
Exchange and other adjustments	(42)	50
Additions and repayments	(176)	925
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	10,534	10,752	9,777
Ending balance allowance for expected credit losses	1	6
Net carrying amount, loans and advances to banks and reverse repurchase agreements	10,533	10,746
Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	504,603	498,247
Beginning balance allowance for expected credit losses	5,760
Exchange and other adjustments	(2,873)	819
Additions and repayments	2,813	6,913
Impact of transfers between stages	0	0
Advances written off	(1,095)	(1,626)
Recoveries of advances written off in previous years	160	250
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	503,608	504,603	498,247
Ending balance allowance for expected credit losses	3,820	5,760
Net carrying amount, loans and advances to customers and reverse repurchase agreements	499,788	498,843
Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	0	0
Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	0	0
Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	0	0
Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 1 | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	564	146
Stage 1 | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(553)	(143)
Stage 1 | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(11)	(3)
Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(48)	(218)
Stage 2 | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	155	268
Stage 2 | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(107)	(50)
Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(13)	(9)
Stage 3 | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(220)	(156)
Stage 3 | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	233	165
Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 3 | Debt securities | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 3 | Debt securities | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 3 | Debt securities | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(12)	1,367
Impact of transfers between stages | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(428)	(85)
Impact of transfers between stages | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	195	883
Impact of transfers between stages | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	221	569
Impact of transfers between stages | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Debt securities | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Debt securities | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Debt securities | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	5,408	5,547
Beginning balance allowance for expected credit losses	3
Exchange and other adjustments	(20)	(21)
Additions and repayments	1,450	(117)
Impact of transfers between stages	0
Advances written off		(1)
Ending balance of debt securities gross carrying amount	6,838	5,408	5,547
Ending balance allowance for expected credit losses	3	3
Net carrying amount debt securities	6,835	5,405
Debt securities | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	0
Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	467,701	448,722
Stage 1 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	10,752	9,777
Beginning balance allowance for expected credit losses	6
Exchange and other adjustments	(42)	50
Additions and repayments	(176)	925
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	10,534	10,752	9,777
Ending balance allowance for expected credit losses	1	6
Net carrying amount, loans and advances to banks and reverse repurchase agreements	10,533	10,746
Stage 1 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	433,943	449,975
Beginning balance allowance for expected credit losses	1,372
Exchange and other adjustments	(2,821)	1,308
Additions and repayments	14,311	8,176
Impact of transfers between stages	5,824	(25,516)
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	451,257	433,943	449,975
Ending balance allowance for expected credit losses	915	1,372
Net carrying amount, loans and advances to customers and reverse repurchase agreements	450,342	432,571
Stage 1 | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	18,705	4,972
Stage 1 | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(12,009)	(28,855)
Stage 1 | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(872)	(1,633)
Stage 1 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	5,406	5,544
Beginning balance allowance for expected credit losses	1
Exchange and other adjustments	(20)	(21)
Additions and repayments	1,447	(117)
Impact of transfers between stages	(6)
Ending balance of debt securities gross carrying amount	6,827	5,406	5,544
Ending balance allowance for expected credit losses	1	1
Net carrying amount debt securities	6,826	5,405
Stage 1 | Debt securities | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(6)
Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	33,826	49,514
Stage 2 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	0	0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	0	0	0
Ending balance allowance for expected credit losses	0	0
Net carrying amount, loans and advances to banks and reverse repurchase agreements	0	0
Stage 2 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	51,659	28,543
Beginning balance allowance for expected credit losses	2,145
Exchange and other adjustments	(39)	(59)
Additions and repayments	(8,926)	695
Impact of transfers between stages	(7,763)	22,480
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	34,931	51,659	28,543
Ending balance allowance for expected credit losses	1,114	2,145
Net carrying amount, loans and advances to customers and reverse repurchase agreements	33,817	49,514
Stage 2 | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(18,665)	(4,956)
Stage 2 | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	12,724	29,467
Stage 2 | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(1,822)	(2,031)
Stage 2 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	0	0
Beginning balance allowance for expected credit losses		0
Exchange and other adjustments	0	0
Additions and repayments	3	0
Impact of transfers between stages	6
Ending balance of debt securities gross carrying amount	9	0	0
Ending balance allowance for expected credit losses	0		0
Net carrying amount debt securities	9	0
Stage 2 | Debt securities | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	6
Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	4,862	4,508
Stage 3 | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	0	0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	0	0	0
Ending balance allowance for expected credit losses	0	0
Net carrying amount, loans and advances to banks and reverse repurchase agreements	0	0
Stage 3 | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	6,490	6,015
Beginning balance allowance for expected credit losses	1,982
Exchange and other adjustments	(81)	(422)
Additions and repayments	(1,007)	(802)
Impact of transfers between stages	1,939	3,036
Advances written off	(1,058)	(1,587)
Recoveries of advances written off in previous years	160	250
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	6,443	6,490	6,015
Ending balance allowance for expected credit losses	1,581	1,982
Net carrying amount, loans and advances to customers and reverse repurchase agreements	4,862	4,508
Stage 3 | Loans and advances to customers and reverse repurchase agreements | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(40)	(16)
Stage 3 | Loans and advances to customers and reverse repurchase agreements | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(715)	(612)
Stage 3 | Loans and advances to customers and reverse repurchase agreements | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	2,694	3,664
Stage 3 | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	2	3
Beginning balance allowance for expected credit losses	2
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Advances written off		(1)
Ending balance of debt securities gross carrying amount	2	2	3
Ending balance allowance for expected credit losses	2	2
Net carrying amount debt securities	0	0
Stage 3 | Debt securities | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	0
POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	10,767	12,250
POCI | Loans and advances to banks and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	0	0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	0	0	0
Ending balance allowance for expected credit losses	0	0
Net carrying amount, loans and advances to banks and reverse repurchase agreements	0	0
POCI | Loans and advances to customers and reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	12,511	13,714
Beginning balance allowance for expected credit losses	261
Exchange and other adjustments	68	(8)
Additions and repayments	(1,565)	(1,156)
Advances written off	(37)	(39)
Recoveries of advances written off in previous years	0	0
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	10,977	12,511	13,714
Ending balance allowance for expected credit losses	210	261
Net carrying amount, loans and advances to customers and reverse repurchase agreements	10,767	12,250
POCI | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	0	0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Advances written off		0
Ending balance of debt securities gross carrying amount	0	0	£ 0
Ending balance allowance for expected credit losses	0	0
Net carrying amount debt securities	£ 0	£ 0